Annual Total Returns[BarChart] - Mid-Term Bond Fund - Mid-Term Bond Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.34%	3.33%	(0.55%)	3.22%	0.61%	3.51%	2.32%	0.57%	6.04%	5.05%